[LETTERHEAD CLIFFORD CHANCE US LLP]

July 30, 2009

Mr. James O’Connor

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust
Securities Act File No. 333-102228
Post-Effective Amendment No. 218
Investment Company Act File No. 811-21265
Amendment No. 220

Dear Mr. O’Connor:

On behalf of the PowerShares Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 218 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 220 pursuant to the Investment Company Act of 1940, as amended,  on Form N-1A, relating to the PowerShares Global Listed Private Equity Portfolio.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act.  We understand that we may expect comments on this filing in approximately 30 days.  Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Clifford R. Cone at (212) 878-3180.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss